Warrants (Details Narrative)	1 Months Ended	12 Months Ended
	Jun. 24, 2021 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description	Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share, one right and one redeemable warrant (the “Public Warrant”). Each Public Warrant entitles the holder to purchase one-half (1/2) of an Ordinary Shares at an exercise price of $11.50
Black Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants | $		$ 625,000
Risk-free interest rate		0.90%	0.90%
Expected warrant life		5 years	5 years
Expected volatility		58.40%	58.40%
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of units	5,750,000
Price per share | $ / shares	$ 10.00
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of units	270,500
Price per share | $ / shares	$ 10.0
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants		5,750,000	5,750,000
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants		270,500	270,500	270,500	270,500
Exercise price | ¥ / shares				¥ 11.50
Number of shares issuable | ¥			¥ 92,000	¥ 2,300